Valuation and Qualifying Accounts	12 Months Ended
Jan. 31, 2020
Valuation and Qualifying Accounts
Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED JANUARY 31, 2020, 2019 AND 2018

(In millions)

	Balance At				Balance At
	Beginning			Write-Offs/	End
	Of Period	Expenses	Other	Disposals	Of Period
Deducted from Assets:
Allowance for doubtful accounts:
Year ended January 31, 2020	$3.1	$11.6	$—	$1.8	$12.9
Year ended January 31, 2019	2.3	1.2	—	0.4	3.1
Year ended January 31, 2018	2.7	0.2	—	0.6	2.3
Reserve for inventory:
Year ended January 31, 2020	$2.0	$2.6	$—	$3.1	$1.5
Year ended January 31, 2019	1.1	1.6	—	0.7	2.0
Year ended January 31, 2018	0.1	1.2	—	0.2	1.1
Deferred tax asset valuation allowance:
Year ended January 31, 2020	$67.7	$—	$7.2	$—	$74.9
Year ended January 31, 2019(1)	175.5	—	(6.5)	(101.3)	67.7
Year ended January 31, 2018	273.5	—	(98.0)	—	175.5
(1)

The decrease in the deferred tax asset valuation allowance of $101.3 is related to the surrender of net operating losses and tax credits, which were fully valued to The Boeing Company as per the merger agreement with KLX.